SCHEDULE OF INVESTMENTS

International Core Equity (in thousands)	SEPTEMBER 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia
Consumer Staples – 0.7%
Treasury Wine Estates Ltd.	609	$3,916

Financials – 1.1%
Australia and New Zealand Banking Group Ltd.	509	6,349

Materials – 1.9%
Newcrest Mining Ltd.	505	11,461

Total Australia - 3.7%		$21,726

Canada
Consumer Discretionary – 2.2%
Canada Goose Holdings, Inc.(A)(B)	195	6,286
Dollarama, Inc.	172	6,611

		12,897

Energy – 2.6%
Canadian Natural Resources Ltd.	409	6,545
Seven Generations Energy Ltd., Class A(A)	1,583	4,266
Suncor Energy, Inc.	362	4,417

		15,228

Materials – 0.9%
Teck Cominco Ltd.	366	5,099

Total Canada - 5.7%		$33,224

China
Consumer Discretionary – 2.9%
Alibaba Group Holding Ltd.(A)	269	9,881
Gree Electric Appliances, Inc. of Zhuhai, A Shares	871	6,887

		16,768

Consumer Staples – 1.0%
Wens Foodstuffs Group Co. Ltd., Class A	1,978	5,718

Total China - 3.9%		$22,486

Denmark
Health Care – 1.3%
Novo Nordisk A/S ADR	28	1,945
Novo Nordisk A/S, Class B	87	5,999

		7,944

Industrials – 1.5%
A.P. Moller - Maersk A/S	4	6,504
A.P. Moller - Maersk A/S, Class A	2	2,373

		8,877

Total Denmark - 2.8%		$16,821

France
Communication Services – 2.3%
Orange S.A.	600	6,245
Ubisoft Entertainment S.A.(A)	85	7,688

		13,933

Consumer Staples – 2.8%
Carrefour S.A.	636	10,157
Pernod Ricard S.A.	40	6,417

		16,574

Energy – 1.4%

Total S.A.(B)	239	8,193

Financials – 0.8%
BNP Paribas S.A.	141	5,107

Industrials – 3.7%
Airbus SE	150	10,869
Schneider Electric S.A.	87	10,869

		21,738

Information Technology – 1.6%
Cap Gemini S.A.	74	9,468

Utilities – 1.6%
ENGIE	715	9,555

Total France - 14.2%		$84,568

Germany
Communication Services – 0.8%
Deutsche Telekom AG, Registered Shares	278	4,624

Consumer Discretionary – 2.5%adidas AG	22	6,946
Continental AG	69	7,508

		14,454

Consumer Staples – 1.2%
Beiersdorf Aktiengesellschaft	59	6,747

Financials – 1.4%
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	32	8,105

Health Care – 4.9%
Bayer AG	114	7,008
Fresenius Medical Care AG & Co. KGaA	99	8,368
Merck KGaA	91	13,331

		28,707

Industrials – 1.0%
Hochtief Aktiengesellschaft	77	5,971

Information Technology – 2.5%
SAP AG	95	14,776

Real Estate – 1.6%
Deutsche Wohnen AG	188	9,408

Total Germany - 15.9%		$92,792

Hong Kong
Financials – 1.7%
AIA Group Ltd.	1,018	10,119

Total Hong Kong - 1.7%		$10,119

India
Energy – 1.2%
Reliance Industries Ltd.	231	7,004

Total India - 1.2%		$7,004

Ireland
Materials – 1.0%
CRH plc.	155	5,595

Total Ireland - 1.0%		$5,595

Japan
Communication Services – 0.6%
Dentsu Group, Inc.	111	3,285

Consumer Discretionary – 3.8%
Isuzu Motors Ltd.	750	6,556
Subaru Corp.(B)	464	9,015

Zozo, Inc.	253	7,066

		22,637

Consumer Staples – 2.9%
Asahi Breweries Ltd.	237	8,267
Seven & i Holdings Co. Ltd.	293	9,088

		17,355

Financials – 1.1%
ORIX Corp.	529	6,610

Health Care – 1.2%
Terumo Corp.	179	7,107

Industrials – 2.5%
SMC Corp.	17	9,316
Taisei Corp.	150	5,090

		14,406

Information Technology – 1.4%
Shimadzu Corp.	274	8,346

Real Estate – 1.1%
Mitsubishi Estate Co. Ltd.	426	6,459

Total Japan - 14.6%		$86,205

Luxembourg
Energy – 0.4%
Tenaris S.A.	224	1,116
Tenaris S.A. ADR	152	1,497

		2,613

Total Luxembourg – 0.4%		$2,613

Netherlands
Consumer Discretionary – 1.5%
Prosus N.V.(A)	95	8,792

Health Care – 1.3%
Koninklijke Philips Electronics N.V., Ordinary Shares	159	7,500

Industrials – 1.2%
Randstad Holding N.V.	138	7,220

Total Netherlands - 4.0%		$23,512

Norway
Financials – 2.0%
DNB ASA(A)	838	11,670

Total Norway - 2.0%		$11,670

Singapore
Communication Services – 1.0%
Singapore Telecommunications Ltd.	3,750	5,869

Total Singapore - 1.0%		$5,869

South Korea
Information Technology – 1.6%
Samsung Electronics Co. Ltd.	185	9,196

Total South Korea - 1.6%		$9,196

Sweden
Industrials – 1.4%
Epiroc AB, Class A	449	6,504
Epiroc AB, Class B	129	1,793

		8,297

Total Sweden – 1.4%		$8,297

Switzerland
Consumer Staples – 2.4%
Nestle S.A., Registered Shares	122	14,512

Health Care – 3.6%
Alcon, Inc.	114	6,470
Roche Holdings AG, Genusscheine	43	14,696

		21,166

Industrials – 1.7%
Ferguson plc.	100	10,018

Total Switzerland – 7.7%		$45,696

United Kingdom
Communication Services – 1.3%
WPP Group plc.	964	7,574

Consumer Staples – 1.5%
British American Tobacco plc	243	8,710

Financials – 3.4%
Legal & General Group plc.	4,122	10,055
Lloyds Banking Group plc	7,226	2,453
Prudential plc	505	7,250

		19,758

Health Care – 2.3%
GlaxoSmithKline plc.	458	8,590
GlaxoSmithKline plc. ADR	131	4,918

		13,508

Industrials – 1.1%
BAE Systems plc.	1,010	6,275

Information Technology – 1.1%
Amdocs Ltd.	107	6,171

Materials – 1.8%
Anglo American plc.	451	10,920

Total United Kingdom – 12.5%		$72,916

TOTAL COMMON STOCKS – 95.3%		$560,309

(Cost: $583,869)

INVESTMENT FUNDS

United States – 1.9%
SPDR Gold Trust(A)	62	11,025

TOTAL INVESTMENT FUNDS – 1.9%		$11,025

(Cost: $7,965)

OTHER GOVERNMENT SECURITIES(C)	Principal

Norway – 1.1%
Norway Government Bond 3.750%, 5-25-21(D)(E)	NOK60,170	6,607

TOTAL OTHER GOVERNMENT SECURITIES – 1.1%		$6,607

(Cost: $6,849)

SHORT-TERM SECURITIES	Shares

Money Market Funds(F) – 4.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	7,326	7,326

Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares 0.040%(G)	18,102	18,102

		25,428

TOTAL SHORT-TERM SECURITIES – 4.3%		$25,428

(Cost: $25,428)

TOTAL INVESTMENT SECURITIES – 102.6%		$603,369

(Cost: $624,111)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.6)%		(15,343)

NET ASSETS – 100.0%		$588,026

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $17,275 are on loan.
(C)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (NOK - Norwegian Krone).
(E)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020 the total value of these securities amounted to $6,607 or 1.1% of net assets.

(F)	Rate shown is the annualized 7-day yield at September 30, 2020.
(G)	Investment made with cash collateral received from securities on loan.

The following forward foreign currency contracts were outstanding at September 30, 2020:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
U.S. Dollar	35,182	Japanese Yen	3,764,899	10-14-20	Deutsche Bank AG	$521	$—

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$—	$35,285	$—
Consumer Discretionary	12,897	62,651	—
Consumer Staples	—	73,532	—
Energy	16,725	16,313	—
Financials	—	67,718	—
Health Care	8,130	77,802	—
Industrials	—	82,802	—
Information Technology	6,171	41,786	—
Materials	5,099	27,976	—
Real Estate	—	15,867	—
Utilities	—	9,555	—

Total Common Stocks	$49,022	$511,287	$—
Investment Funds	11,025	—	—
Other Government Securities	—	6,607	—
Short-Term Securities	25,428	—	—

Total	$85,475	$517,894	$—

Forward Foreign Currency Contracts	$—	$521	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$624,111

Gross unrealized appreciation	65,115
Gross unrealized depreciation	(85,857)

Net unrealized depreciation	$(20,742)